Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, NW, Suite 500 Washington, DC 20036 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Christopher J. Zimmerman

czimmerman@stradley.com

202.419.8402

June 20, 2014
VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:          Nationwide Variable Insurance Trust (the “Registrant”)
File Nos. 811-03213 and 333-73024
Preliminary Proxy Solicitation Materials

Ladies and Gentlemen:

Submitted herewith for filing electronically via the EDGAR system, on behalf of the Registrant, pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, are a Notice of Special Meeting of Shareholders, a copy of the preliminary proxy statement, and form of proxy card/voting instruction card to be used in connection with a special meeting of shareholders (the “Meeting”) of the NVIT CardinalSM Managed Growth Fund, NVIT CardinalSM Managed Growth & Income Fund, NVIT Investor Destinations Managed Growth Fund and NVIT Investor Destinations Managed Growth & Income Fund (the “Funds”).

The Meeting is scheduled to be held on September 3, 2014.  As described in the preliminary proxy statement, the items to be considered by the Funds shareholders at the Meeting are: (1) to approve a Subadvisory Agreement between the Trust, Nationwide Fund Advisors, and Nationwide Asset Management, LLC, on behalf of each Fund; and (2) to transact such other business as may properly come before the Meeting or any adjournments thereof.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Christopher J. Zimmerman
Christopher J. Zimmerman, Esq.

cc:          Allan Oster, Esq.

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